SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting
Basis of Accounting: These consolidated financial statements ("financial statements") have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of Consolidation
Principles of Consolidation: Entities in which NAT has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries' accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated in the consolidation.

The equity method of accounting is used for investments in companies which NAT does not control, but over which NAT has the ability to exercise significant influence.

Use of Estimates
Use of Estimates: Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation
Foreign Currency Translation: The functional currency of NAT is the United States ("U.S.") dollar as all revenues are received in U.S. dollars and the majority of the expenditures are incurred and paid in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. The subsidiaries of NATC, NAT Chartering AS, and the European branch of Scandic, have Norwegian Kroner as their functional currency. All assets and liabilities of those entities are translated into U.S. dollars as of each balance sheet date. Translation gains and losses are reflected in shareholders' equity as part of accumulated other comprehensive loss.

Revenue and Expense Recognition
Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot and time charters.

Spot Charters: Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Revenue is generated from freight billing. The Company is responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When the Company's tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. The Company considers it appropriate to present the gross amount of earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the Statements of Operations.

Time Charters: Under a time charter, the charterer pays for the voyage expenses, such as port, canal and fuel costs, while the shipowner pays for vessel operating expenses, including, among other costs, crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs and costs relating to a vessel's intermediate and special surveys.

Vessel Operating Expenses
Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents consist of highly liquid investments such as time deposits with original maturities of three months or less.
Accounts Receivable, Net
Accounts Receivable, Net: Account receivable and other receivables are presented net of allowance for doubtful balances. If balances are determined uncollectable, after all means of collections have been exhausted and the potential for recovery is considered to be remote, they are charged against the allowance for doubtful balances. As of December 31, 2017 and December 31, 2016, we made an allowance of approximately $0 and $150,000 for doubtful receivables, respectively.

Inventories	Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at the lower of cost or market. Cost is determined on a first-in, first-out ("FIFO") basis.
Vessels, Net
Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Vessels
Impairment of Vessels: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on a vessel by vessel basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and fair value (calculated based on estimated discounted operating cashflows). In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures/periodical maintenance, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily time charter equivalent for the remaining operating days of the vessel. The Company estimates the daily time charter equivalent for the remaining operating days, utilizing available market data for spot market rates for the initial two-year period and the most recent fifteen-year historical average for similar vessels for the remaining estimated life of the vessel. Useful economic life is assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating expenses (including planned drydocking expenditures). The salvage value used in the impairment test is estimated to be $8.0 million per vessel. If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording an impairment charge. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. The Company has further applied a probability-weighted approach taking into consideration different scenarios for the vessels being assessed.

Drydocking
Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes eligible costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investments in Equity Method Investees
Investments in Equity Method Investees: Investments in other entities where the Company has "significant influence" in accordance with U.S. GAAP are accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investment in equity method investees for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Statements of Operations.

Goodwill
Goodwill: Goodwill represents the excess of costs over the fair value of the assets of businesses NAT has acquired. Goodwill is not amortized, but instead tested for impairment at the reporting unit level on an annual basis as of December 31, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is tested for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of the reporting unit, unless there is a readily determinable fair market value.

Deferred Compensation Liability
Deferred Compensation Liability: The Company has one individual deferred compensation agreement with the Company's CEO. The former CFO & EVP had an individual deferred compensation agreement, denominated in Norwegian currency, where further benefits do not accrue upon leaving the Company as of Dec 31, 2017. The liabilities are accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses are recognized in general and administrative expenses as incurred.

Other Comprehensive (Loss) Income
Other Comprehensive (Loss) Income: The Company follows the guidance in ASC Topic 220, "Comprehensive Income" which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity.

Segment Information
Segment Information: The Company has identified only one operating segment. The Company has only one type of vessel – Suezmax crude oil tankers. The Company does not provide a geographical analysis because the Company's business is global in nature and the location of its vessels continually changes.

Fair Value of Financial Instruments
Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments. For further information on fair value of financial instruments please see Note 16.

Deferred Financing Costs
Deferred Financing Costs: Financing costs, including fees, commissions and legal expenses are deferred and amortized over the term of the arrangement, which approximates the effective interest method. Incurred fees related to loans not yet drawn are presented as Other non-current Assets. The deferred financing costs are accounted as a direct deduction from the associated debt liability in Long-Term Debt.

Stock-Based Payments
Stock-Based Payments:

The fair value of restricted shares to employees is estimated based on the market price of the Company's shares. The fair value of restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the requisite service period.

Income Taxes
Income Taxes:  The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes. The statutory applicable rate to consolidated corporate earnings is 0%.

Two of the Company's wholly-owned subsidiaries are located in Norway and are subject to income tax in that jurisdiction at 24%, 25%, and 27% for the years ended December 31, 2017, 2016 and 2015, respectively, of their taxable profit. The income tax expensed for year ended December 31, 2017, 2016 and 2015 was $83,000, $102,000 and $96,000, respectively. Deferred tax assets related to these entities are inconsequential. The Company does not have any unrecognized tax benefits, material accrued interests or penalties related to income taxes.

Concentration of Credit Risk
Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivables. The Company's cash is primarily held in major banks and financial institutions and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is remote. Concentrations of credit risk relative to accounts receivable are limited to our client base in the oil and energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable. The fair value of the financial instruments approximates the net book value.

For the year ended December 31, 2017, one customer accounted for 12% of the total revenues. For the year ended December 31, 2016, one customer accounted for 32% of the total revenues.  For the year ended December 31, 2015, two customers accounted for 42% of the total revenues, with 30% and 12%.

Accounts receivable, net, as of December 31, 2017, and 2016 were $21.7 and $17.5 million, respectively. As of December 31, 2017, two charterers accounted for 25% of the outstanding accounts receivable, with 11% and 14%. As of December 31, 2016, three charterers accounted for 44% of the outstanding accounts receivable, with 16%, 16%, and 12%.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This update establishes a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. Effective date is for reporting periods commencing on or after December 15, 2017.

The Company has concluded that it will continue to recognize revenue from voyage charters over time. Under ASC 606 the period for revenue recognition will change from the current method of discharge-to-discharge to load-to-discharge. Revenues from voyage charters will not change, however the timing of revenue recognition will change materially and will affect the voyage results recognized in each period. Recognizing revenues from load-to-discharge results in delayed revenue recognition compared to the current practice and we also expect more volatility in the results as the revenue is recognized over a shorter time period.

Under this new guidance the Company will also capitalize the voyage costs incurred between contract signing and the next load port if the voyage costs qualify as fulfilment cost and will be expensed over the same period as the related revenue is recognized.

The implementation of this standard is as of December 31, 2017, estimated to result in a reduction of accrued revenue of $5.3 million, a reduction of accrued voyage expenses of $0.6 million and recognition of capitalized spot charter contract fulfilment cost of $0.6 million, with the net effect being recorded as a reduction of equity per January 1, 2018. The Company has elected to apply the option to implement the standard under the modified retrospective method.

The Company also generates revenues from time charter contracts, which is recognized on an accrual basis over the term of the charter contract.  Time charter revenues are not expected to be affected materially from this new guidance.

Under the modified retrospective approach prior year figures will not be adjusted. The cumulative effect of adopting this guidance will be recorded as an adjustment to its opening balance of retained earnings (accumulated loss) as of January 1, 2018.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

Implemented in 2017

In November 2016, the FASB issued ASU 2016-18, Statement of cash flows (230): Restricted cash, which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The Company has early adopted this ASU in 2017 and retrospectively applied this to all periods presented. As such, $5.0 million has been transferred from Investing Activities to be presented separately below the Statements of Cash Flows for the 2015 financial year.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230). The Company has early adopted this ASU and the adoption did not have any effect on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 Intangibles – Goodwill and other (Topic 350), which simplifies the test for goodwill impairment. This update eliminates Step 2 from the goodwill impairment test. The Company has early adopted this ASU and the adoption resulted in that the Company did not perform step 2 in the goodwill impairment testing in 2017.

Effective January 1, 2017, the Company adopted ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323). The adoption did not have any effect on the consolidated financial statements.

Effective January 1, 2017, the Company adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. The adoption did not have any effect on the consolidated financial statements.